Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	125,000,000	125,000,000
Ordinary shares, shares issued	85,940,965	79,302,428
Ordinary shares, shares outstanding	85,940,965	79,302,428